CONCENTRATONS AND CREDIT RISK	12 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATONS AND CREDIT RISK

NOTE 17 – CONCENTRATONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2021, and 2020, $1,118,118 and $879,040 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, the Company’s short-term investments deposited with PRC banks are also not insured.

As of June 30, 2021, three customers aggregately accounted for 45.2% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 17.7%, and two third party customers accounted for 14.5% and 13.0% of the Company’s total accounts receivable, respectively. As of June 30, 2020, four customers aggregately accounted for 73.0% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 22.7%, and three third party customers accounted for 20.0%, 17.1% and 13.2% of the Company’s total accounts receivable, respectively.

As of June 30, 2021 and 2020, one related party supplier, Linsun, accounted for 29.2% and 29.8% of the Company’s total account payable, respectively.

For the years ended June 30, 2021, 2020 and 2019, sales to the customers outside of China accounted for 43.7%, 49.0% and 42.5% of the Company’s total revenue, respectively. For the year ended June 30, 2021, three customers accounted for 32.0%, 9.1% and 6.9% of the Company’s total revenue, respectively. For the year ended June 30, 2020, three customers accounted for 27.6%, 6.5% and 4.4% of the Company’s total revenue, respectively. For the year ended June 30, 2019, three customers accounted for 28.1%, 13.5% and 5.6% of the Company’s total revenue, respectively.

For the year ended June 30, 2021, one related party Linsun accounted for 26.9% of the Company’s total raw materials purchases, respectively. For the year ended June 30, 2020, two suppliers accounted for 35.1% of the Company’s total raw materials purchases, with related party supplier Linsun and a third-party supplier accounted for 23.3% and 11.8% of the Company’s total raw material purchases, respectively. For the years ended June 30, 2019, no single supplier accounted for more than 10% of the Company’s total raw material purchases.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS